Note 4 - Discontinued Operations - Future Minimum Lease Payments (Details) - Discontinued Operations, Held-for-sale or Disposed of by Sale [Member] - USD ($)	Jun. 30, 2021	Mar. 31, 2021
2023	$ 560,625	$ 544,296
2024	577,444	560,625
2025	594,767	577,444
2026	612,610	594,767
2026		612,610
Thereafter	3,168,492	3,168,492
Total minimum lease payments, finance leases	5,923,173	6,058,234
Less: Amount representing interest, finance leases	(2,423,560)	(2,525,143)
Present value of minimum lease payments, finance leases	3,499,613	3,533,091
Less: Current maturities of capital lease obligations, finance leases	(152,250)	(143,967)
Long-term capital lease obligations, finance leases	$ 3,347,363	$ 3,389,124